Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000169568
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Fund - Class N
C000169569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Fund - Institutional Class
Without Sales Load [Member] | C000169568
Average Annual Return [Line Items]
Average Annual Return, Percent	12.80%	35.71%	17.96%	11.65%
Without Sales Load [Member] | C000169569
Average Annual Return [Line Items]
Average Annual Return, Percent	12.95%	36.06%	18.24%	11.92%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	17.79%	32.77%	8.77%	9.82%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	13.32%	30.27%	11.45%	12.81%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	17.79%	32.77%	8.77%	9.82%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	13.32%	30.27%	11.45%	12.81%